INCOME TAXES - SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Accrued expenses	$ 7,428	$ 5,830
Net operating loss carryforwards	24,907	23,915
Stock-based compensation	27,476	24,966
Other	8,242	8,423
Total deferred tax assets	68,053	63,134
Less valuation allowance	(23,411)	(22,945)
Net deferred tax assets	44,642	40,189
Deferred tax liabilities:
Intangible and other assets	(61,980)	(68,393)
Other	(2,715)	(2,853)
Total deferred tax liabilities	(64,695)	(71,246)
Net deferred tax liabilities	$ (20,053)	$ (31,057)